Time charter revenues and related contract balances - Disaggregated revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease revenues, excluding amortization	$ 88,889	$ 89,215
Time charter service revenues, excluding amortization	60,063	59,368
Amortization of above market contract intangibles	(3,631)	(3,631)	$ (3,631)
Amortization of deferred revenue for modifications & drydock	0	0
Other revenue	115	1,609	0
Total revenues	145,436	146,561	143,531
Majority Held FSRUs
Lease revenues, excluding amortization	88,889	89,215
Time charter service revenues, excluding amortization	60,063	59,368
Amortization of above market contract intangibles	(3,631)	(3,631)
Amortization of deferred revenue for modifications & drydock	0	0
Other revenue	115	1,609
Total revenues	145,436	146,561	143,531
Joint Venture FSRUs
Lease revenues, excluding amortization	25,690	25,690
Time charter service revenues, excluding amortization	14,095	15,078
Amortization of above market contract intangibles	0	0
Amortization of deferred revenue for modifications & drydock	2,648	2,401
Other revenue	0	0
Total revenues	42,433	43,169	30,315
Other
Lease revenues, excluding amortization	0	0
Time charter service revenues, excluding amortization	0	0
Amortization of above market contract intangibles	0	0
Amortization of deferred revenue for modifications & drydock	0	0
Other revenue	0	0
Total revenues	0	0	0
Total Segment reporting
Lease revenues, excluding amortization	114,579	114,905
Time charter service revenues, excluding amortization	74,158	74,446
Amortization of above market contract intangibles	(3,631)	(3,631)
Amortization of deferred revenue for modifications & drydock	2,648	2,401
Other revenue	115	1,609
Total revenues	187,869	189,730	173,846
Eliminations
Lease revenues, excluding amortization	(25,690)	(25,690)
Time charter service revenues, excluding amortization	(14,095)	(15,078)
Amortization of above market contract intangibles	0	0
Amortization of deferred revenue for modifications & drydock	(2,648)	(2,401)
Other revenue	0	0
Total revenues	$ (42,433)	$ (43,169)	$ 0